Cover	Nov. 16, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 16, 2021
Entity File Number	001-38124
Entity Registrant Name	Granite Point Mortgage Trust Inc.
Entity Central Index Key	0001703644
Entity Tax Identification Number	61-1843143
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	3 Bryant Park
Entity Address, Address Line Two	Suite 2400A
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	364-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	GPMT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false